Fair Value Measurements (Details) - Schedule of changes in fair value - Warrant Liability [Member]	12 Months Ended
Dec. 31, 2022 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance beginning
Assumption of Public and Private Warrants in Business Combination	5,278,145
SPA Warrants from Convertible Note	20,949,110
Change in fair value of warrant liabilities	6,461,087
Balance ending	$ 32,688,342